Financial risk management and fair value estimates (Details 1) - ARS ($) $ in Millions	Jun. 30, 2019	Jun. 30, 2018
Disclosure of risk management strategy related to hedge accounting [line items]
Total	$ 388,815	$ 407,341
Liquidity Risk [Member] | Operations Center in Argentina [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	46,009	52,285
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	2,145	2,225
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	42,544	49,965
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Finance Leases Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	16	23
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	26	72
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Less Than 1 year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	12,013	7,967
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Less Than 1 year [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	1,538	1,987
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Less Than 1 year [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	9,173	5,969
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Less Than 1 year [Member] | Finance Leases Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	11	4
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Less Than 1 year [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	13
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Between 1 and 2 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	13,933	12,321
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Between 1 and 2 years [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	234	198
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Between 1 and 2 years [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	13,687	12,114
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Between 1 and 2 years [Member] | Finance Leases Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	4	9
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Between 1 and 2 years [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	8
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Between 2 and 3 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	2,756	12,168
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Between 2 and 3 years [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	102	19
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Between 2 and 3 years [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	2,649	12,146
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Between 2 and 3 years [Member] | Finance Leases Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	1	3
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Between 2 and 3 years [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	4
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Between 3 and 4 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	1,734	1,939
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Between 3 and 4 years [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	1	16
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Between 3 and 4 years [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	1,732	1,923
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Between 3 and 4 years [Member] | Finance Leases Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Between 3 and 4 years [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	1
Liquidity Risk [Member] | Operations Center in Argentina [Member] | More Than 4 Years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	15,573	17,890
Liquidity Risk [Member] | Operations Center in Argentina [Member] | More Than 4 Years [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	270	5
Liquidity Risk [Member] | Operations Center in Argentina [Member] | More Than 4 Years [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	15,303	17,813
Liquidity Risk [Member] | Operations Center in Argentina [Member] | More Than 4 Years [Member] | Finance Leases Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Liquidity Risk [Member] | Operations Center in Argentina [Member] | More Than 4 Years [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total		72
Liquidity Risk [Member] | Operations Center in Israel [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	347,536	370,349
Liquidity Risk [Member] | Operations Center in Israel [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	15,564	22,709
Liquidity Risk [Member] | Operations Center in Israel [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	327,078	336,777
Liquidity Risk [Member] | Operations Center in Israel [Member] | Finance Leases Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	48	25
Liquidity Risk [Member] | Operations Center in Israel [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	24	12
Liquidity Risk [Member] | Operations Center in Israel [Member] | Purchase Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	4,822	10,826
Liquidity Risk [Member] | Operations Center in Israel [Member] | Less Than 1 year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	65,151	71,187
Liquidity Risk [Member] | Operations Center in Israel [Member] | Less Than 1 year [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	15,123	18,793
Liquidity Risk [Member] | Operations Center in Israel [Member] | Less Than 1 year [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	46,984	46,257
Liquidity Risk [Member] | Operations Center in Israel [Member] | Less Than 1 year [Member] | Finance Leases Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	24	25
Liquidity Risk [Member] | Operations Center in Israel [Member] | Less Than 1 year [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	24	12
Liquidity Risk [Member] | Operations Center in Israel [Member] | Less Than 1 year [Member] | Purchase Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	2,996	6,100
Liquidity Risk [Member] | Operations Center in Israel [Member] | Between 1 and 2 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	39,654	46,132
Liquidity Risk [Member] | Operations Center in Israel [Member] | Between 1 and 2 years [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	298	1,853
Liquidity Risk [Member] | Operations Center in Israel [Member] | Between 1 and 2 years [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	38,377	41,443
Liquidity Risk [Member] | Operations Center in Israel [Member] | Between 1 and 2 years [Member] | Finance Leases Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	24
Liquidity Risk [Member] | Operations Center in Israel [Member] | Between 1 and 2 years [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Liquidity Risk [Member] | Operations Center in Israel [Member] | Between 1 and 2 years [Member] | Purchase Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	955	2,836
Liquidity Risk [Member] | Operations Center in Israel [Member] | Between 2 and 3 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	41,328	37,681
Liquidity Risk [Member] | Operations Center in Israel [Member] | Between 2 and 3 years [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	143	2,063
Liquidity Risk [Member] | Operations Center in Israel [Member] | Between 2 and 3 years [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	40,660	34,624
Liquidity Risk [Member] | Operations Center in Israel [Member] | Between 2 and 3 years [Member] | Finance Leases Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Liquidity Risk [Member] | Operations Center in Israel [Member] | Between 2 and 3 years [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Liquidity Risk [Member] | Operations Center in Israel [Member] | Between 2 and 3 years [Member] | Purchase Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	525	994
Liquidity Risk [Member] | Operations Center in Israel [Member] | Between 3 and 4 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	64,180	37,464
Liquidity Risk [Member] | Operations Center in Israel [Member] | Between 3 and 4 years [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Liquidity Risk [Member] | Operations Center in Israel [Member] | Between 3 and 4 years [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	63,834	36,924
Liquidity Risk [Member] | Operations Center in Israel [Member] | Between 3 and 4 years [Member] | Finance Leases Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Liquidity Risk [Member] | Operations Center in Israel [Member] | Between 3 and 4 years [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Liquidity Risk [Member] | Operations Center in Israel [Member] | Between 3 and 4 years [Member] | Purchase Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	346	540
Liquidity Risk [Member] | Operations Center in Israel [Member] | More Than 4 Years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	137,223	177,885
Liquidity Risk [Member] | Operations Center in Israel [Member] | More Than 4 Years [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Liquidity Risk [Member] | Operations Center in Israel [Member] | More Than 4 Years [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	137,223	177,529
Liquidity Risk [Member] | Operations Center in Israel [Member] | More Than 4 Years [Member] | Finance Leases Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Liquidity Risk [Member] | Operations Center in Israel [Member] | More Than 4 Years [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Liquidity Risk [Member] | Operations Center in Israel [Member] | More Than 4 Years [Member] | Purchase Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total		$ 356